Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	HORIZON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001643174
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2025
Prospectus Date	rr_ProspectusDate	Mar. 29, 2025
Horizon Active Asset Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HORIZON ACTIVE ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Active Asset Allocation Fund (the “Allocation Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Allocation Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Allocation Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Allocation Fund’s portfolio turnover rate was 198% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	198.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Allocation Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2024 fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Allocation Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Allocation Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Allocation Fund’s investment objective by allocating assets across one or more of the following sectors of the global securities markets:

●	U.S. Common Stocks
●	Foreign Developed Market Common Stocks
●	Emerging Market Common Stocks
●	Real Estate Investment Trusts (“REITs”)
●	Government Bonds
●	Corporate Bonds
●	International Bonds
●	Municipal Bonds
●	High Yield Bonds

Horizon selects asset classes using a flexible approach that allocates the Allocation Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk.

This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. As a part of the Fund’s overall allocation strategy, Horizon expects to invest a portion of the Fund’s assets in equity securities of U.S. and foreign (non-U.S.) companies that offer exposure to emerging technologies in various phases of development, including, without limitation, companies involved with the development of technologies related to artificial intelligence. Horizon expects to engage in frequent buying and selling of securities to achieve the Allocation Fund’s investment objective.

Horizon may execute the Allocation Fund’s strategy by investing in exchange-traded funds (“ETFs”) or by investing directly in individual securities or baskets of securities. Potential investments are reviewed for trading efficiency, liquidity, risk/return profile, and fit within overall portfolio diversification needs prior to investment. Horizon generally expects to select individual securities or baskets of securities instead of ETFs, when it believes such investments are more cost effective, more operationally efficient or will provide strategic exposure to a specific sector or market segment.

Horizon selects investments without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities or the securities held by each ETF. Under normal market conditions, the Allocation Fund invests a majority of its assets in equity securities or ETFs that invest primarily in equity securities; however, the Allocation Fund may invest in fixed income securities, including, without limitation, lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”) or in ETFs that invest primarily in such securities. In addition, the Allocation Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Allocation Fund, and may implement such investments through option combinations such as spreads, straddles, and collars.

The Allocation Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Allocation Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Allocation Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Allocation Fund (the right of the Allocation Fund to sell a specific security within a specified period) with a call option that is written by the Allocation Fund (the right of the counterparty to buy the same security) in a single instrument, and the Allocation Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Allocation Fund may engage; however, the Allocation Fund will not use options for the purpose of increasing the Allocation Fund’s leverage with respect to any portfolio investment.

The Allocation Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Allocation Fund. Depending on market conditions, the Allocation Fund may at times focus its investments in particular sectors or areas of the economy.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Allocation Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in Investor Class shares of the Allocation Fund by showing the Allocation Fund’s average returns for the last ten calendar years. The Average Annual Total Returns table shows how the Allocation Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Allocation Fund may invest. The Allocation Fund’s past performance, before and after taxes, is not necessarily an indication of how the Allocation Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Allocation Fund is the successor to the investment performance of the Predecessor Allocation Fund as a result of the reorganization of the Predecessor Allocation Fund into the Allocation Fund on February 8, 2016. Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Allocation Fund. The Predecessor Allocation Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Allocation Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Allocation Fund by showing the Allocation Fund’s average returns for the last ten calendar years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Allocation Fund’s past performance, before and after taxes, is not necessarily an indication of how the Allocation Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31 Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was 18.28% (for the quarter ended June 30, 2020). The worst performance was -22.34% (for the quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Active Asset Allocation Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Allocation Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Allocation Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The S&P Global BMI ex-U.S. Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Allocation Fund during the periods shown.

Horizon Active Asset Allocation Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Allocation Fund is not federally insured or guaranteed by any government agency.
Horizon Active Asset Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Allocation Fund.
Horizon Active Asset Allocation Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The ability of the Allocation Fund to meet its investment objective is directly related to the allocation of the Allocation Fund’s assets. Horizon may allocate the Allocation Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Allocation Fund’s value may be adversely affected.

Horizon Active Asset Allocation Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Allocation Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Active Asset Allocation Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Allocation Fund to potentially significant losses. If the Allocation Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Allocation Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Allocation Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Allocation Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Allocation Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Active Asset Allocation Fund | Emerging Technologies and Artificial Intelligence (AI) Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Technologies and Artificial Intelligence (AI) Risk. Companies involved in emerging technologies, including artificial intelligence (AI), are subject to particular risks. These companies face risks associated with product obsolescence as a result of the rapid pace of innovation, changes in business cycles, economic growth, and government regulation any of which could adversely impact their performance. These companies may have limited product lines, markets, financial resources or personnel and often face intense competition. These companies may be heavily dependent on intellectual property rights, and challenges to or misappropriation of such rights could have a material adverse effect on such companies. These companies typically engage in significant amounts of spending on research and development, and rapid changes to the field could have a material adverse effect on a company’s financial performance.

Horizon Active Asset Allocation Fund | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. To the extent that the Allocation Fund invests in ETFs, you will indirectly pay fees and expenses charged by the ETFs in addition to the Allocation Fund’s direct fees and expenses. As a result, the cost of investing in the Allocation Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Allocation Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Horizon Active Asset Allocation Fund | Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Allocation Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Allocation Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Allocation Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Active Asset Allocation Fund | Quantitative Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. The Allocation Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Allocation Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Allocation Fund’s portfolio. Any of these factors could cause the Allocation Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Active Asset Allocation Fund | Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Turnover Risk. As a result of its trading strategies, the Allocation Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Allocation Fund, and may also result in the realization of short-term capital gains. The Allocation Fund must generally distribute realized capital gains to shareholders, increasing the Allocation Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Active Asset Allocation Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk.  Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Active Asset Allocation Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Horizon Active Asset Allocation Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities.  The market price of equity securities owned by the Allocation Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Active Asset Allocation Fund | Fixed Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Allocation Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Active Asset Allocation Fund | Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Allocation Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Allocation Fund’s performance.

Horizon Active Asset Allocation Fund | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. Foreign currency-linked investments risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the underlying investment is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Active Asset Allocation Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Active Asset Allocation Fund | High Yield or Junk Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).These investments are considered to be speculative in nature.

Horizon Active Asset Allocation Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Active Asset Allocation Fund | Operational and Technology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Allocation Fund’s service providers or counterparties, issuers of securities held by the Allocation Fund, or other market participants may adversely affect the Allocation Fund and its shareholders, including by causing losses for the Allocation Fund or impairing its operations.

Horizon Active Asset Allocation Fund | Real Estate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Horizon Active Asset Allocation Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Active Asset Allocation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.46%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Horizon Active Asset Allocation Fund | S&P Global BMI ex-US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.50%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	5.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Horizon Active Asset Allocation Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HASAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2015
Horizon Active Asset Allocation Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HASIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	8.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2016
Horizon Active Asset Allocation Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAANX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
Annual Return 2015	rr_AnnualReturn2015	(4.20%)
Annual Return 2016	rr_AnnualReturn2016	4.56%
Annual Return 2017	rr_AnnualReturn2017	22.25%
Annual Return 2018	rr_AnnualReturn2018	(8.79%)
Annual Return 2019	rr_AnnualReturn2019	20.60%
Annual Return 2020	rr_AnnualReturn2020	14.73%
Annual Return 2021	rr_AnnualReturn2021	21.20%
Annual Return 2022	rr_AnnualReturn2022	(16.98%)
Annual Return 2023	rr_AnnualReturn2023	17.24%
Annual Return 2024	rr_AnnualReturn2024	12.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.34%)
1 Year	rr_AverageAnnualReturnYear01	12.44%
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	7.44%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Horizon Active Asset Allocation Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	5.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Horizon Active Asset Allocation Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.67%
5 Years	rr_AverageAnnualReturnYear05	6.08%
10 Years	rr_AverageAnnualReturnYear10	5.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Horizon Active Risk Assist Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HORIZON ACTIVE RISK ASSIST® FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Horizon Active Risk Assist® Fund (the “Risk Assist Fund”) is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist strategy”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Risk Assist Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Risk Assist Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Risk Assist Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Risk Assist Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Risk Assist Fund’s portfolio turnover rate was 66% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Risk Assist Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2024 fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Risk Assist Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Risk Assist Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Risk Assist Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Risk Assist Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Risk Assist Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Risk Assist Fund’s investment objective by using a multi-discipline active asset allocation investment approach. Horizon allocates the Risk Assist Fund’s assets across various sectors of the global securities markets. In addition, Horizon seeks to mitigate downside risk through its Risk Assist strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

Global Securities Strategy

Horizon executes its global securities allocation strategy by allocating assets across one or more of the following sectors of the global securities markets:

●	U.S. Common Stocks
●	Foreign Developed Market Common Stocks
●	Emerging Market Common Stocks
●	Real Estate Investment Trusts (“REITs”)
●	Government Bonds
●	Corporate Bonds
●	International Bonds
●	Municipal Bonds
●	High Yield Bonds

Horizon selects asset classes using a flexible approach that allocates the Risk Assist Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. Horizon expects to engage in frequent buying and selling of securities to achieve the Risk Assist Fund’s investment objective. Depending on market conditions, the Risk Assist Fund may at times focus its investments in particular sectors or areas of the economy.

Horizon may execute the Risk Assist Fund’s strategy by investing in exchange-traded funds (“ETFs”) or by investing directly in individual securities or baskets of securities. Potential investments are reviewed for trading efficiency, liquidity, risk/return profile, and fit within overall portfolio diversification needs prior to investment. Horizon generally expects to select individual securities or baskets of securities instead of ETFs, when it believes such investments are more cost effective, more operationally efficient or will provide strategic exposure to a specific sector or market segment.

Horizon selects investments without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities or the securities held by each ETF. Under normal market conditions, the Risk Assist Fund invests a majority of its assets in equity securities or ETFs that invest primarily in equity securities; however, the Risk Assist Fund may invest in fixed income securities, including, without limitation, lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”) or in ETFs that invest primarily in such securities. In addition, the Risk Assist Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Risk Assist Fund, and may implement such investments through option combinations such as spreads, straddles, and collars.

The Risk Assist Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Risk Assist Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Risk Assist Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Risk Assist Fund (the right of the Risk Assist Fund to sell a specific security within a specified period) with a call option that is written by the Risk Assist Fund (the right of the counterparty to buy the same security) in a single instrument, and the Risk Assist Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Risk Assist Fund may engage; however, the Risk Assist Fund will not use options for the purpose of increasing the Risk Assist Fund’s leverage with respect to any portfolio investment.

Additional Overlay: Risk Assist Strategy

Under the Risk Assist strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions (such as increases in market volatility and decreases in global equity markets), in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Risk Assist Fund’s portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, “U.S. Treasury Securities”), U.S. Government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing. The Risk Assist Fund may invest in U.S. Treasury Securities without regard to maturity or duration.

Although Horizon may allocate 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, it is not required to. Instead, Horizon employs the Risk Assist strategy in stages, and Horizon may allocate between 0% and 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, depending on Horizon’s determination of current market risk.

The Risk Assist Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Risk Assist Fund.

The Risk Assist Fund’s algorithm also includes a process by which it systematically raises the loss tolerance limit in an effort to protect investment gains within the portfolio. The result of this process is referred to as a “ratchet”. To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist’s portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist algorithm will increase (i.e., “ratchet” up) the value of the loss tolerance limit in an attempt to protect those gains.

Risk Assist is a registered trademark of Horizon Investments, LLC and is used herein with its permission.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Risk Assist Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in Investor Class shares of the Risk Assist Fund by showing the Risk Assist Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Risk Assist Fund’s average annual returns compare with those of a broad measure of market performance, as well as additional indices that reflect the market sectors in which the Risk Assist Fund may invest. The Risk Assist Fund’s past performance, before and after taxes, is not necessarily an indication of how the Risk Assist Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Risk Assist Fund is the successor to the investment performance of the Predecessor Risk Assist Fund as a result of the reorganization of the Predecessor Risk Assist Fund into the Risk Assist Fund on February 8, 2016. Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Risk Assist Fund. The Predecessor Risk Assist Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Risk Assist Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Risk Assist Fund by showing the Risk Assist Fund’s average returns for each calendar year since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Risk Assist Fund’s past performance, before and after taxes, is not necessarily an indication of how the Risk Assist Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31 Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 13.17% (for the quarter ended December 31, 2020). The worst performance was -16.67% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Active Risk Assist Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Risk Assist Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Risk Assist Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. The Bloomberg Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Risk Assist Fund during the periods shown.

Horizon Active Risk Assist Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Risk Assist Fund is not federally insured or guaranteed by any government agency.
Horizon Active Risk Assist Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Risk Assist Fund.
Horizon Active Risk Assist Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The ability of the Risk Assist Fund to meet its investment objective is directly related to the allocation of the Risk Assist Fund’s assets. Horizon may allocate the Risk Assist Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Risk Assist Fund’s value may be adversely affected.

Horizon Active Risk Assist Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Risk Assist Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Active Risk Assist Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Risk Assist Fund to potentially significant losses. If the Risk Assist Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Risk Assist Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Risk Assist Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Risk Assist Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Risk Assist Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Active Risk Assist Fund | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. To the extent that the Risk Assist Fund invests in ETFs, you will indirectly pay fees and expenses charged by the ETFs in addition to the Risk Assist Fund’s direct fees and expenses. As a result, the cost of investing in the Risk Assist Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Risk Assist Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Horizon Active Risk Assist Fund | Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Risk Assist Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Risk Assist Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Risk Assist Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Active Risk Assist Fund | Quantitative Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. The Risk Assist Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Risk Assist Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Risk Assist Fund’s portfolio. Any of these factors could cause the Risk Assist Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Active Risk Assist Fund | Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Turnover Risk. As a result of its trading strategies, the Risk Assist Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Risk Assist Fund, and may also result in the realization of short-term capital gains. The Risk Assist Fund must generally distribute realized capital gains to shareholders, increasing the Risk Assist Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Active Risk Assist Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk.   Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Active Risk Assist Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Horizon Active Risk Assist Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk.  Equity securities typically have greater price volatility than fixed income securities.  The market price of equity securities owned by the Risk Assist Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Active Risk Assist Fund | Fixed Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Risk Assist Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Active Risk Assist Fund | Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Risk Assist Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Risk Assist Fund’s performance.

Horizon Active Risk Assist Fund | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. Foreign currency-linked investment risk includes market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Risk Assist Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Active Risk Assist Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Active Risk Assist Fund | High Yield or Junk Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). These investments are considered to be speculative in nature.

Horizon Active Risk Assist Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Active Risk Assist Fund | Operational and Technology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Risk Assist Fund’s service providers or counterparties, issuers of securities held by the Risk Assist Fund, or other market participants may adversely affect the Risk Assist Fund and its shareholders, including by causing losses for the Risk Assist Fund or impairing its operations.

Horizon Active Risk Assist Fund | Real Estate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Horizon Active Risk Assist Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Active Risk Assist Fund | Risk Assist Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Assist Strategy Risk. There can be no guarantee that the Risk Assist strategy, including the ratchet function, will be successful in preventing losses in the Risk Assist Fund’s portfolio. Because the Risk Assist strategy may be implemented in stages, the Risk Assist Fund may have market exposure during times when the Risk Assist strategy is being implemented. To the extent that the Risk Assist strategy is implemented, the Risk Assist Fund will likely not benefit from capital appreciation or income from the equity markets.

Horizon Active Risk Assist Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	13.02%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Horizon Active Risk Assist Fund | S&P Global BMI ex-US Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.50%
5 Years	rr_AverageAnnualReturnYear05	4.14%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Horizon Active Risk Assist Fund | Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Horizon Active Risk Assist Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARAAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,713
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2015
Horizon Active Risk Assist Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACRIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2016
Horizon Active Risk Assist Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ARANX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545
Annual Return 2015	rr_AnnualReturn2015	(5.56%)
Annual Return 2016	rr_AnnualReturn2016	3.14%
Annual Return 2017	rr_AnnualReturn2017	18.08%
Annual Return 2018	rr_AnnualReturn2018	(7.44%)
Annual Return 2019	rr_AnnualReturn2019	12.62%
Annual Return 2020	rr_AnnualReturn2020	4.26%
Annual Return 2021	rr_AnnualReturn2021	20.57%
Annual Return 2022	rr_AnnualReturn2022	(19.38%)
Annual Return 2023	rr_AnnualReturn2023	16.69%
Annual Return 2024	rr_AnnualReturn2024	13.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.67%)
1 Year	rr_AverageAnnualReturnYear01	13.62%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Horizon Active Risk Assist Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.12%
5 Years	rr_AverageAnnualReturnYear05	4.92%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Horizon Active Risk Assist Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	4.51%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Horizon Active Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HORIZON ACTIVE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Active Income Fund (the “Income Fund”) is income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Income Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Income Fund’s portfolio turnover rate was 90% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Income Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Income Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Income Fund’s investment objective by allocating assets across various sectors of the global securities markets. Horizon executes this strategy by investing in “income-producing securities”, which Horizon defines as including any of the following: equity securities that are expected to pay a dividend; fixed-income securities; cash equivalents; sovereign debt (including U.S. treasuries); fixed and floating rate securities of publicly traded companies; convertible bonds; preferred stock; master limited partnerships (“MLPs”); mortgage-backed securities (“MBS”); and real estate investment trusts (“REITs”).

Horizon selects asset classes using a flexible approach that allocates the Income Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. Horizon expects to engage in frequent buying and selling of securities to achieve the Income Fund’s investment objective.

Horizon may execute the Income Fund’s strategy by investing in exchange-traded funds (“ETFs”) or by investing directly in individual securities or baskets of securities. Potential investments are reviewed for trading efficiency, liquidity, risk/return profile, and fit within overall portfolio diversification needs prior to investment. Horizon generally expects to select individual securities or baskets of securities instead of ETFs, when it believes such investments are more cost effective, more operationally efficient or will provide strategic exposure to a specific sector or market segment.

The Income Fund will invest primarily in U.S. Dollar denominated securities, but may also invest a portion of its assets in non-U.S. Dollar denominated securities. Horizon selects portfolio investments without restriction as to the issuer country, capitalization, currency, maturity or credit quality. In addition, the Income Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Income Fund, and may implement such investments through option combinations such as spreads, straddles, and collars.

The Income Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Income Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Income Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Income Fund (the right of the Income Fund to sell a specific security within a specified period) with a call option that is written by the Income Fund (the right of the counterparty to buy the same security) in a single instrument, and the Income Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Income Fund may engage; however, the Income Fund will not use options for the purpose of increasing the Income Fund’s leverage with respect to any portfolio investment.

The Income Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Income Fund. Depending on market conditions, the Income Fund may at times focus its investments in particular sectors or areas of the economy.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in Investor Class shares of the Income Fund by showing the Income Fund’s average returns for the past ten calendar years. The Average Annual Total Returns table shows how the Income Fund’s average annual returns compare with those of a broad measure of market performance. The Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Income Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

The Income Fund is the successor to the investment performance of the Predecessor Income Fund as a result of the reorganization of the Predecessor Income Fund into the Income Fund on February 8, 2016. Accordingly, the performance information shown prior to February 8, 2016 is that of the Predecessor Income Fund. The Predecessor Income Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Income Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Income Fund by showing the Income Fund’s average returns for the past ten calendar years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31 Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 7.04% (for the quarter ended December 31, 2023). The worst performance was -6.59% (for the quarter ended March 31, 2022).

Performance Table Heading	rr_PerformanceTableHeading	Active Income Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Income Fund during the periods shown.

Horizon Active Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Income Fund is not federally insured or guaranteed by any government agency.
Horizon Active Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Income Fund.
Horizon Active Income Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The ability of the Income Fund to meet its investment objective is directly related to the allocation of the Income Fund’s assets. Horizon may allocate the Income Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Income Fund’s value may be adversely affected.

Horizon Active Income Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Income Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Active Income Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Income Fund to potentially significant losses. If the Income Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Income Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Income Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Income Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Income Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Active Income Fund | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. To the extent the Income Fund invests in ETFs, you will indirectly pay fees and expenses charged by the ETFs in addition to the Income Fund’s direct fees and expenses. As a result, the cost of investing in the Income Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Income Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Horizon Active Income Fund | Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Income Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Income Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Income Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Active Income Fund | Quantitative Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. The Income Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Income Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Income Fund’s portfolio. Any of these factors could cause the Income Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Active Income Fund | Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Turnover Risk. As a result of its trading strategies, the Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Income Fund, and may also result in the realization of short-term capital gains. The Income Fund must generally distribute realized capital gains to shareholders, increasing the Income Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Active Income Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk.  Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Active Income Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Horizon Active Income Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Income Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Active Income Fund | Fixed Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The value of investments in fixed income securities, options on fixed income securities and securities in which the underlying investments are fixed income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Income Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Active Income Fund | Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Income Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Income Fund’s performance.

Horizon Active Income Fund | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Income Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Active Income Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Active Income Fund | High Yield or Junk Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). These investments are considered to be speculative in nature.

Horizon Active Income Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Active Income Fund | Operational and Technology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Income Fund’s service providers or counterparties, issuers of securities held by the Risk Assist Fund, or other market participants may adversely affect the Income Fund and its shareholders, including by causing losses for the Income Fund or impairing its operations.

Horizon Active Income Fund | Real Estate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Horizon Active Income Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Issuers of fixed-income securities may default on their obligations to make interest and principal payments. Generally, securities with lower debt ratings carry a greater risk that the issuer will default on its payment obligations. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) or lower (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, which can make them difficult to sell or adversely affect their market value.

Horizon Active Income Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. When the Income Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Income Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Income Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Horizon Active Income Fund | MBS Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MBS Risk. MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity, reducing overall returns.

Horizon Active Income Fund | MLP Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income.

Horizon Active Income Fund | Non-U.S. Government Debt Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Government Debt Risk. An investment in debt obligations of non-U.S. governments and their political subdivisions (“sovereign debt”) involves special risks that are not present in corporate debt obligations, including increased volatility and possible foreign government interference. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints.

Horizon Active Income Fund | Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Horizon Active Income Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIHAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,724
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	(0.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 2016
Horizon Active Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIRIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
1 Year	rr_AverageAnnualReturnYear01	1.78%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 09, 2016
Horizon Active Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIMNX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
Annual Return 2015	rr_AnnualReturn2015	(1.68%)
Annual Return 2016	rr_AnnualReturn2016	(0.92%)
Annual Return 2017	rr_AnnualReturn2017	4.10%
Annual Return 2018	rr_AnnualReturn2018	(4.78%)
Annual Return 2019	rr_AnnualReturn2019	8.67%
Annual Return 2020	rr_AnnualReturn2020	7.65%
Annual Return 2021	rr_AnnualReturn2021	(0.78%)
Annual Return 2022	rr_AnnualReturn2022	(14.95%)
Annual Return 2023	rr_AnnualReturn2023	5.03%
Annual Return 2024	rr_AnnualReturn2024	1.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.59%)
1 Year	rr_AverageAnnualReturnYear01	1.79%
5 Years	rr_AverageAnnualReturnYear05	(0.58%)
10 Years	rr_AverageAnnualReturnYear10	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Horizon Active Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	(1.65%)
10 Years	rr_AverageAnnualReturnYear10	(0.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.54%)	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Horizon Active Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
10 Years	rr_AverageAnnualReturnYear10	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.06%)	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2013
Horizon Equity Premium Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HORIZON EQUITY PREMIUM INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Equity Premium Income Fund (the “Equity Premium Income Fund”) is capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Premium Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Premium Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Equity Premium Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Equity Premium Income Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Equity Premium Income Fund’s portfolio turnover rate was 23% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current expenses and are estimated for the current fiscal year for the Institutional Class.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Equity Premium Income Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2024 fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Equity Premium Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Equity Premium Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Equity Premium Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Equity Premium Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Equity Premium Income Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Equity Premium Income Fund’s investment objective primarily by investing in the equity securities of dividend-paying U.S. large-capitalization companies and selling call options on broad-based securities indices (including, without limitation, the S&P 500).

Under normal circumstances, the Equity Premium Income Fund will invest not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in equity securities. Equity securities include common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”) and derivative instruments related thereto. The Equity Premium Income Fund may invest in the equity securities of companies of any size capitalization, although it expects to primarily invest in large capitalization companies. The Fund considers a large market capitalization company to be a company with a market capitalization within the range of one or more companies in the S&P 500 index at the time of purchase.

Dividend-Paying Securities. Horizon selects and weights securities using a flexible approach that combines active management with quantitative models to allocate the Equity Premium Income Fund’s portfolio primarily among dividend-paying securities that Horizon believes offer the opportunity for attractive potential return for a given amount of risk. Horizon defines “dividend-paying securities” as equity securities: (i) that have paid a dividend in the prior 12 calendar months; or (ii) that Horizon believes are reasonably likely to pay a dividend in the 12 calendar months following the Fund’s acquisition of the security. In selecting securities for the Equity Premium Income Fund’s portfolio, Horizon seeks to diversify across dividend-paying securities that have one or more attractive fundamentals, such as: high profitability and stable earnings; low price variability; low fundamental valuation measures; and positive price trends. Horizon may add to or modify the characteristics Horizon considers as economic, market and financial conditions change. In constructing the portfolio, Horizon may consider industry and position constraints to ensure sufficient diversification, as determined by Horizon. Depending on market conditions, the Equity Premium Income Fund may at times focus its investments in particular sectors or areas of the economy.

Options. The Equity Premium Income Fund seeks to generate additional cash flow, and may reduce volatility, through the sale of call options on broad-based securities indices (including, without limitation, the S&P 500). The Equity Premium Income Fund expects that, under normal circumstances, it will sell call options on a portion of the value of the Fund’s portfolio. As a seller of call options, the Equity Premium Income Fund will receive a premium (cash) from the purchaser of the option, in exchange for which the purchaser of the call option has the right to participate in the underlying index’s gains above the predetermined strike price until the option expires. If the option is exercised, the Fund, as the seller of the call option, must pay the difference between the price of the index and the strike price of the option.

During periods where the U.S. equity market is relatively stable, falling, or slightly rising such that the option premiums received by the Fund exceed the appreciation of the index and the strike price, the strategy may outperform an otherwise similar strategy that does not generate additional income from options premiums. Alternatively, during periods of rising markets where gains in the underlying indices exceed the premiums received, the strategy would be expected to underperform an otherwise similar strategy with no option overlay. The Equity Premium Income Fund expects that the underlying portfolio of securities, together with the option overlay, should in the aggregate result in a portfolio with a modest defensive tilt as compared to the S&P 500, designed to outperform in flat to down markets, and expected to underperform in large positive markets.

In addition to the sale of call options discussed above, the Equity Premium Income Fund may also buy or write put and call options on individual securities (including ETFs) or securities indices for investment purposes, to hedge other investments, or to generate additional option premiums for the Fund. The Equity Premium Income Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Equity Premium Income Fund may involve a “collateralized” strategy more generally, where the Fund may write put options on a security whose value is collateralized by cash (“cash-secured puts”) or otherwise collateralized by the Fund’s securities. The Equity Premium Income Fund may also write options on individual securities that it does not hold in its portfolio (i.e., “naked” options), which have the potential for unlimited loss.

The Equity Premium Income Fund’s option strategies may also involve options combinations, such as spreads, straddles and collars. In “spread” transactions, the Equity Premium Income Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different strike prices, expiration dates, or both. When the Equity Premium Income Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Equity Premium Income purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same strike price. A “collar” position combines a put option purchased by the Equity Premium Income (the right of the Equity Premium Income Fund to sell a specific security within a specified period) with a call option that is written by the Equity Premium Income Fund (the right of the counterparty to buy the same security) in a single instrument, and the Equity Premium Income Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Equity Premium Income Fund may engage.

The Equity Premium Income Fund will typically sell portfolio securities to seek to secure gains or limit potential losses when Horizon believes that other more favorable opportunities exist or when Horizon otherwise believes it is in the best interest of the Equity Premium Income Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Equity Premium Income Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in Investor Class shares of the Equity Premium Income Fund by showing the Equity Premium Income Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Equity Premium Income Fund’s average annual returns compare with those of a broad measure of market performance. The Equity Premium Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Equity Premium Income Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Equity Premium Income Fund by showing the Equity Premium Income Fund’s average returns for each calendar year since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Equity Premium Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Equity Premium Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 14.01% (for the quarter ended December 31, 2022). The worst performance was -25.37% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Equity Premium Income Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot directly invest in an index.

The CBOE S&P 500 Buy/Write Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Equity Premium Income Fund during the periods shown.

Horizon Equity Premium Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Equity Premium Income Fund is not federally insured or guaranteed by any government agency
Horizon Equity Premium Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Equity Premium Income Fund.
Horizon Equity Premium Income Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The ability of the Equity Premium Income Fund to meet its investment objective is directly related to the allocation of the Equity Premium Income Fund’s assets. Horizon may allocate the Equity Premium Income Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Equity Premium Income Fund’s value may be adversely affected.

Horizon Equity Premium Income Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Equity Premium Income Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Equity Premium Income Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Equity Premium Income Fund to potentially significant losses. If the Equity Premium Income Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Equity Premium Income Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Equity Premium Income Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent the Equity Premium Income Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Equity Premium Income Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Equity Premium Income Fund | Quantitative Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. The Equity Premium Income Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Equity Premium Income Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Equity Premium Income Fund’s portfolio. Any of these factors could cause the Equity Premium Income Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Equity Premium Income Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk.  Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Equity Premium Income Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk.  Equity securities typically have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Equity Premium Income Fund | Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Equity Premium Income Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Equity Premium Income Fund’s performance.

Horizon Equity Premium Income Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Equity Premium Income Fund | Operational and Technology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Equity Premium Income Fund’s service providers or counterparties, issuers of securities held by the Equity Premium Income Fund, or other market participants may adversely affect the Equity Premium Income Fund and its shareholders, including by causing losses for the Equity Premium Income Fund or impairing its operations.

Horizon Equity Premium Income Fund | Real Estate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Horizon Equity Premium Income Fund | Dividend Yield Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Yield Risk. While the Equity Premium Income Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends in the future, thus reducing income to the Equity Premium Income Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or of markets generally.

Horizon Equity Premium Income Fund | Domestic Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Domestic Strategy Risk. Because the Equity Premium Income Fund will invest primarily in securities of U.S. issuers, the Equity Premium Income Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Horizon Equity Premium Income Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
Since Inception	rr_AverageAnnualReturnSinceInception	14.72%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Equity Premium Income Fund | CBOE S&P 500 Buy-Write Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.12%
5 Years	rr_AverageAnnualReturnYear05	6.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Equity Premium Income Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HADUX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2017
Horizon Equity Premium Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HIDDX	[15]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Horizon Equity Premium Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HNDDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Annual Return 2017	rr_AnnualReturn2017	24.08%
Annual Return 2018	rr_AnnualReturn2018	(8.39%)
Annual Return 2019	rr_AnnualReturn2019	17.21%
Annual Return 2020	rr_AnnualReturn2020	(3.23%)
Annual Return 2021	rr_AnnualReturn2021	20.36%
Annual Return 2022	rr_AnnualReturn2022	(6.90%)
Annual Return 2023	rr_AnnualReturn2023	6.24%
Annual Return 2024	rr_AnnualReturn2024	21.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.37%)
1 Year	rr_AverageAnnualReturnYear01	21.70%
5 Years	rr_AverageAnnualReturnYear05	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Equity Premium Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.54%
5 Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	7.26%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Equity Premium Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2016
Horizon Defined Risk Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HORIZON DEFINED RISK FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Defined Risk Fund (the “Defined Risk Fund”) is capital appreciation and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Defined Risk Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Defined Risk Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Defined Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Defined Risk Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Defined Risk Fund’s portfolio turnover rate was 8% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current expenses and are estimated for the current fiscal year for the Institutional Class.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Defined Risk Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2024 fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Defined Risk Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Defined Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Defined Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Defined Risk Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Defined Risk Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Defined Risk Fund’s investment objective by investing in a broadly diversified portfolio of equity securities (the “Equity Portfolio”), while seeking to generate income, hedge volatility and reduce the downside risk of the Equity Portfolio by buying and selling put and call options (the “Options Portfolio”). Horizon expects that the combination of the returns from the Equity Portfolio and the potential cash flow, reduced volatility and downside protection from the Options Portfolio will provide the Defined Risk Fund with the potential to capture a majority of the returns associated with the general equity markets with reduced risk and volatility.

Equity Portfolio

Securities in the Equity Portfolio may include common and preferred stock, exchange-traded funds (“ETFs”), convertible debt securities, American Depositary Receipts (“ADRs”), and securities issued by real estate investment trusts (“REITs”).

Horizon selects equity securities for the Defined Risk Fund’s Equity Portfolio by assessing each security’s projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.

The Equity Portfolio typically focuses on investing in individual stocks. However, the Equity Portfolio may also invest in ETFs or baskets of securities, preferred stock, convertible debt securities, ADRs and REITs when Horizon believes such investments may offer higher return and/or lower risk than individual securities or when Horizon believes such investments will provide strategic exposure to a desired sector or market segment. Potential ETFs are reviewed for sufficient trading liquidity and fit within the overall diversification needs of the Equity Portfolio prior to investment. Horizon selects securities for the Equity Portfolio without restriction as to an issuer’s country or capitalization.

The Defined Risk Fund will typically sell equity securities to achieve a desired diversification, to secure gains or limit potential losses or when Horizon otherwise believes it is in the best interest of the Defined Risk Fund. Horizon expects to engage in frequent buying and selling of securities to achieve the Defined Risk Fund’s investment objective.

Options Portfolio

The Options Portfolio will generally consist of options “collars”, which are options combinations comprised of a written call option or call spread and a purchased put option or put spread on the same underlying security. To implement an options collar, the Defined Risk Fund will write a call option or call spread on the underlying security with a strike price above the price of the underlying security and purchase a corresponding put option or put spread on the same underlying security with a strike price below the price of that security.  A call or put “spread” is an option combination whereby the Defined Risk Fund buys an option for investment purposes and writes another option on the same underlying security with the same expiration date, but a different strike price (e.g., a higher strike price in the case of a call and a lower strike price in the case of a put), as a way to offset some of the cost of purchasing the first option.

When the Defined Risk Fund writes (sells) a call or put option, it receives a premium from the purchaser, which may be used to offset the price of purchasing other options. In addition to the cash flow generated by the selling options, the Defined Risk Fund will write call options to seek to reduce the volatility of the Equity Portfolio, especially in down or sideways markets.  Writing call options will, however, reduce the Defined Risk Fund’s ability to profit from increases in the value of the Equity Portfolio because the Defined Risk Fund will begin to accrue liabilities to the purchaser of the call option once the price of the underlying security rises above the option’s strike price. The Defined Risk Fund will buy corresponding put options in an attempt to protect the Defined Risk Fund from significant market declines in the Equity Portfolio that may occur over short periods of time.  The Defined Risk Fund will primarily use exchange-traded options on indexes, ETFs and other individual equity securities, but may also use over-the-counter options when Horizon deems it advisable to do so.

The Defined Risk Fund will typically increase its use of options collars when the Adviser’s research indicates that markets are likely to experience volatility, and there is no maximum or minimum amount of assets that the Defined Fund may use to invest in options collars.

Horizon uses quantitative techniques to screen the available option universe for options collars that Horizon believes offer the best risk/return characteristics for the Equity Portfolio, taking into account, among other things, the following characteristics:

●	liquidity of underlying instruments
●	basis risk/tracking error between portfolio & options positions
●	volatility forecasts
●	option relative valuation
●	time to maturity & strike prices

The Defined Risk Fund typically expects to allow the options in the Options Portfolio to expire, but may seek to close out options positions ahead of expiration when Horizon believes it is advantageous to do so.

There is no limit on the number or size of the options transactions in which the Fund may engage; however, the Fund will not use options for the purpose of increasing the Fund’s leverage with respect to any portfolio investment.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Defined Risk Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in Investor Class shares of the Defined Risk Fund by showing the Defined Risk Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Defined Risk Fund’s average annual returns compare with those of a broad measure of market performance. The Defined Risk Fund’s performance, before and after taxes, is not necessarily an indication of how the Defined Risk Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Defined Risk Fund by showing the Defined Risk Fund’s average returns for each calendar year since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Defined Risk Fund’s performance, before and after taxes, is not necessarily an indication of how the Defined Risk Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was 8.48% (for the quarter ended June 30, 2020). The worst performance was -12.12% (for the quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Defined Risk Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Defined Risk Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after tax-returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Defined Risk Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after tax-returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index.

The Bloomberg U.S. Treasury 1-3 Years Index measures the performance of the U.S. government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Defined Risk Fund during the periods shown.

Horizon Defined Risk Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Defined Risk Fund is not federally insured or guaranteed by any government agency.
Horizon Defined Risk Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Defined Risk Fund.
Horizon Defined Risk Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The ability of the Defined Risk Fund to meet its investment objective is directly related to the allocation of the Defined Risk Fund’s assets. Horizon may allocate the Defined Risk Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Defined Risk Fund’s value may be adversely affected.

Horizon Defined Risk Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Defined Risk Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to trading restrictions and halts. During those periods, the Defined Risk Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Defined Risk Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Defined Risk Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. If the Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium. To the extent a Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Horizon Defined Risk Fund | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. To the extent the Defined Risk Fund invests in ETFs, you will indirectly pay fees and expenses charged by the ETFs in addition to the Defined Risk Fund’s direct fees and expenses. As a result, the cost of investing in the Defined Risk Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Defined Risk Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Horizon Defined Risk Fund | Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Defined Risk Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Defined Risk Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Defined Risk Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Defined Risk Fund | Quantitative Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. The Defined Risk Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Defined Risk Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Defined Risk Fund’s portfolio. Any of these factors could cause the Defined Risk Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Defined Risk Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk.  Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Defined Risk Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk.  Equity securities typically have greater price volatility than fixed income securities.  The market price of equity securities owned by the Defined Risk Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Defined Risk Fund | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. Foreign currency-linked investment risk includes market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Defined Risk Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Defined Risk Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, and they are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Defined Risk Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Defined Risk Fund | Operational and Technology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Defined Risk Fund’s service providers or counterparties, issuers of securities held by the Defined Risk Fund, or other market participants may adversely affect the Defined Risk Fund and its shareholders, including by causing losses for the Defined Risk Fund or impairing its operations.

Horizon Defined Risk Fund | Real Estate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties the REIT owns, how well the REIT manages those properties, competition faced by the REIT’s properties, market conditions and other factors.

Horizon Defined Risk Fund | Smaller and Medium Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller and Medium Capitalization Company Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Defined Risk Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
Since Inception	rr_AverageAnnualReturnSinceInception	13.73%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2017
Horizon Defined Risk Fund | Bloomberg U.S. Treasury 1-3 Years Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2017
Horizon Defined Risk Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HADRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,433
1 Year	rr_AverageAnnualReturnYear01	15.25%
5 Years	rr_AverageAnnualReturnYear05	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2018
Horizon Defined Risk Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HIDRX	[15]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,144
Horizon Defined Risk Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HNDRX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,260
Annual Return 2018	rr_AnnualReturn2018	(2.75%)
Annual Return 2019	rr_AnnualReturn2019	13.22%
Annual Return 2020	rr_AnnualReturn2020	7.21%
Annual Return 2021	rr_AnnualReturn2021	13.07%
Annual Return 2022	rr_AnnualReturn2022	(9.00%)
Annual Return 2023	rr_AnnualReturn2023	14.97%
Annual Return 2024	rr_AnnualReturn2024	15.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.12%)
1 Year	rr_AverageAnnualReturnYear01	15.41%
5 Years	rr_AverageAnnualReturnYear05	7.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2017
Horizon Defined Risk Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.38%
5 Years	rr_AverageAnnualReturnYear05	7.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2017
Horizon Defined Risk Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2017
Horizon Multi-Factor U.S. Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Multi-Factor U.S. Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Multi-Factor U.S. Equity Fund (the “Multi-Factor U.S. Equity Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Multi-Factor U.S. Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Multi-Factor U.S. Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Multi-Factor U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Factor U.S. Equity Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Multi-Factor U.S. Equity Fund’s portfolio turnover rate was 164% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Multi-Factor U.S. Equity Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Multi-Factor U.S. Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Multi-Factor U.S. Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Factor U.S. Equity Fund’s operating expenses remain the same (taking into account the contractual expense limitation). The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2026. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Multi-Factor U.S. Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Multi-Factor U.S. Equity Fund seeks to achieve its investment objective by investing primarily in large and mid-cap U.S. common stocks, and employs defensive techniques, including strategic portfolio positioning, to achieve lower overall volatility as compared to the market generally. The Multi-Factor U.S. Equity Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), generally considers large and mid-cap issuers to be those that are within the range of the S&P 500 and S&P 400 indices when purchased. However, the Fund can invest in companies of any size, which may include small-cap companies, at the discretion of the Adviser.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. The Multi-Factor U.S. Equity Fund expects its risk/return analysis will favor defensive investments, and therefore the Multi-Factor U.S. Equity Fund may lag the performance of traditional U.S. equity markets in strong up markets, but is designed to outperform when traditional U.S. equity markets decline. The Multi-Factor U.S. Equity Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Under normal circumstances, the Multi-Factor U.S. Equity Fund will invest not less than 80% of the value of its net assets in the equity securities of U.S. companies. Depending on market conditions, the Multi-Factor U.S. Equity Fund may at times focus its investments in particular sectors or areas of the economy.

Options. The Multi-Factor U.S. Equity Fund may also buy or write put and call options for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Multi-Factor U.S. Equity Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Multi-Factor U.S. Equity Fund may involve a “collateralized” strategy more generally, where the Multi-Factor U.S. Equity Fund may write put options on a security whose value is collateralized by cash (“cash-secured puts”) or otherwise collateralized by the Fund’s securities.

The Multi-Factor U.S. Equity Fund’s option strategies may involve options combinations, such as spreads, straddles, and collars. In “spread” transactions, the Multi-Factor U.S. Equity Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Multi-Factor U.S. Equity Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Multi-Factor U.S. Equity Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same exercise price. A “collar” position combines a put option purchased by the Multi-Factor U.S. Equity Fund (the right of the Multi-Factor U.S. Equity Fund to sell a specific security within a specified period) with a call option that is written by the Multi-Factor U.S. Equity Fund (the right of the counterparty to buy the same security) in a single instrument, and the Multi-Factor U.S. Equity Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Multi-Factor U.S. Equity Fund may engage.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Multi-Factor U.S. Equity Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in Investor Class shares of the Multi-Factor U.S. Equity Fund by showing the Multi-Factor U.S. Equity Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Multi-Factor U.S. Equity Fund’s average annual returns compare with those of a broad measure of market performance. The Multi-Factor U.S. Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Multi-Factor U.S. Equity Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Multi-Factor U.S. Equity Fund by showing the Multi-Factor U.S. Equity Fund’s average returns for each calendar year since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Multi-Factor U.S. Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Multi-Factor U.S. Equity Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 11.69% (for the quarter ended March 31, 2024). The worst performance was -18.80% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Multi-Factor U.S. Equity Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Multi-Factor U.S. Equity Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Multi-Factor U.S. Equity Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. The MSCI USA Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid-cap USA equity universe. The index is calculated by optimizing the MSCI USA Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Investors cannot directly invest in an index. Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Multi-Factor U.S. Equity Fund during the periods shown.

Horizon Multi-Factor U.S. Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Multi-Factor U.S. Equity Fund is not federally insured or guaranteed by any government agency.
Horizon Multi-Factor U.S. Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Multi-Factor U.S. Equity Fund.
Horizon Multi-Factor U.S. Equity Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The ability of the Multi-Factor U.S. Equity Fund to meet its investment objective is directly related to the allocation of the Multi-Factor U.S. Equity Fund’s assets. Horizon may allocate the Multi-Factor U.S. Equity Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Multi-Factor U.S. Equity Fund’s value may be adversely affected. Horizon’s analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results.

Horizon Multi-Factor U.S. Equity Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Multi-Factor U.S. Equity Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Multi-Factor U.S. Equity Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Multi-Factor U.S. Equity Fund to potentially significant losses. If the Multi-Factor U.S. Equity Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Multi-Factor U.S. Equity Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Multi-Factor U.S. Equity Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Horizon Multi-Factor U.S. Equity Fund | Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Multi-Factor U.S. Equity Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Multi-Factor U.S. Equity Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Multi-Factor U.S. Equity Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Multi-Factor U.S. Equity Fund | Quantitative Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. The Multi-Factor U.S. Equity Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Multi-Factor U.S. Equity Fund’s portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Multi-Factor U.S. Equity Fund’s portfolio. Any of these factors could cause the Multi-Factor U.S. Equity Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Horizon Multi-Factor U.S. Equity Fund | Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Turnover Risk. As a result of its trading strategies, the Multi-Factor U.S. Equity Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Multi-Factor U.S. Equity Fund, and may also result in the realization of short-term capital gains. The Multi-Factor U.S. Equity Fund must generally distribute realized capital gains to shareholders, increasing the Multi-Factor U.S. Equity Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Multi-Factor U.S. Equity Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Horizon Multi-Factor U.S. Equity Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Multi-Factor U.S. Equity Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Multi-Factor U.S. Equity Fund | Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Multi-Factor U.S. Equity Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Multi-Factor U.S. Equity Fund’s performance.

Horizon Multi-Factor U.S. Equity Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Multi-Factor U.S. Equity Fund | Operational and Technology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Multi-Factor U.S. Equity Fund’s service providers or counterparties, issuers of securities held by the Multi-Factor U.S. Equity Fund, or other market participants may adversely affect the Multi-Factor U.S. Equity Fund and its shareholders, including by causing losses for the Multi-Factor U.S. Equity Fund or impairing its operations.

Horizon Multi-Factor U.S. Equity Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Multi-Factor U.S. Equity Fund | Domestic Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Domestic Strategy Risk. Because the Multi-Factor U.S. Equity Fund will invest primarily in securities of U.S. issuers, the Multi-Factor U.S. Equity Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Multi-Factor U.S. Equity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
Since Inception	rr_AverageAnnualReturnSinceInception	15.43%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2019
Horizon Multi-Factor U.S. Equity Fund | MSCI USA Minimum Volatility Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.99%
5 Years	rr_AverageAnnualReturnYear05	8.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2019
Horizon Multi-Factor U.S. Equity Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRTX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[20]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%	[21],[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
1 Year	rr_AverageAnnualReturnYear01	17.58%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2020
Horizon Multi-Factor U.S. Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRIX	[15]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%	[20]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%	[21],[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,158
Horizon Multi-Factor U.S. Equity Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USRAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%	[20]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%	[21],[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,275
Annual Return 2020	rr_AnnualReturn2020	5.17%
Annual Return 2021	rr_AnnualReturn2021	27.50%
Annual Return 2022	rr_AnnualReturn2022	(10.72%)
Annual Return 2023	rr_AnnualReturn2023	14.97%
Annual Return 2024	rr_AnnualReturn2024	17.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.80%)
1 Year	rr_AverageAnnualReturnYear01	17.69%
5 Years	rr_AverageAnnualReturnYear05	10.13%
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2019
Horizon Multi-Factor U.S. Equity Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.22%
5 Years	rr_AverageAnnualReturnYear05	7.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2019
Horizon Multi-Factor U.S. Equity Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.79%
5 Years	rr_AverageAnnualReturnYear05	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2019
Horizon Defensive Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Defensive Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Horizon Defensive Core Fund (the “Defensive Core Fund”) is to seek to capture the majority of returns associated with U.S. equity market investments, while mitigating downside risk through the use of a risk overlay strategy (the “Risk Assist® strategy”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Defensive Core Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Defensive Core Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Defensive Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Defensive Core Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Defensive Core Fund’s portfolio turnover rate was 9% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Defensive Core Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Defensive Core Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Defensive Core Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Defensive Core Fund’s operating expenses remain the same (taking into account the contractual expense limitation). The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2026. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Defensive Core Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Defensive Core Fund seeks to achieve its investment objective by utilizing two strategies: (1) the Core Equity Strategy; and (2) the Risk Assist® Strategy. The Core Equity Strategy invests primarily in common stocks of large and mid-cap U.S. companies that exhibit high quality and growth characteristics, while the Risk Assist® Strategy is an actively managed risk reduction strategy intended to guard against large declines in the Fund’s equity portfolio. Horizon will determine how to allocate the Defensive Core Fund’s assets between the Core Equity Strategy and the Risk Assist® Strategy.

Core Equity Strategy. The Fund’s investment adviser (Horizon Investments, LLC (“Horizon” or the “Adviser”) executes the Core Equity Strategy by investing the Fund’s assets primarily in equity securities of large and mid-cap U.S. companies. Horizon generally considers large and mid-cap companies to be those that are within the range of the S&P 500 and S&P 400 indices when purchased. However, the Fund can invest in companies of any size, which may include small-cap companies, at the discretion of Horizon.

Horizon employs a multi-factor process to select investments that Horizon believes have high quality and growth characteristics as compared to the market generally. Horizon considers high quality characteristics to include, without limitation, high profitability and stable earnings; low price variability; low fundamental valuation measures; and high recent price trends. Horizon considers growth characteristics to include, without limitation, revenue growth, earnings per share (EPS) growth, gross profit, and free cash flow (FCF) growth.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio between issuers, sectors and/or factors (e.g., growth, profitability, sentiment and fundamental safety) that Horizon believes offer the opportunity for the highest quality characteristics that may provide higher projected return for a given amount of risk. In constructing the portfolio, Horizon may consider industry and position constraints to ensure sufficient diversification, as determined by Horizon. The Core Equity Strategy expects securities with the foregoing characteristics in aggregate to have a similar performance and risk as traditional U.S. equity markets.

The Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Risk Assist® Strategy. Under the Risk Assist® strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions (such as increases in market volatility and decreases in global equity markets), in order to apply a proprietary process that prompts a risk reduction of the portfolio. The Defensive Core Fund typically executes this strategy by investing up to 100% of the Defensive Core Fund’s portfolio in U.S. Treasuries or other cash equivalents, which may include, without limitation, U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, “U.S. Treasury Securities”); exchange traded options on U.S. Treasury Securities; repurchase agreements fully collateralized by U.S. Treasury Securities; and money market instruments, including obligations of U.S. and foreign banks, corporate obligations, U.S. government securities, municipal securities, repurchase agreements and asset-backed securities, paying a fixed, variable or floating interest rate (collectively, “Cash Equivalents”); or money market funds or ETFs that invest in Cash Equivalents (collectively “Defensive Investments”). The Defensive Core Fund may invest in U.S. Treasury Securities without regard to maturity or duration.

Although Horizon may elect to allocate 100% of the Defensive Core Fund’s assets to the Risk Assist® strategy, it is not required to. Instead, Horizon typically employs the Risk Assist® strategy in stages, and Horizon may elect to allocate between 0% and 100% of the Defensive Core Fund’s assets to the Risk Assist® strategy, depending on Horizon’s determination of current market risk.

The Risk Assist® algorithm includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon’s measures of perceived risk. The result of this process is referred to as a “ratchet”. To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist® strategy portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist® algorithm will increase (i.e., “ratchet” up) the value of the loss tolerance limit in an attempt to protect those gains.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Defensive Core Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in Investor Class shares of the Defensive Core Fund by showing the Defensive Core Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Defensive Core Fund’s average annual returns compare with those of a broad measure of market performance. The Defensive Core Fund’s past performance, before and after taxes, is not necessarily an indication of how the Defensive Core Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Defensive Core Fund by showing the Defensive Core Fund’s average returns for each calendar year since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Defensive Core Fund’s past performance, before and after taxes, is not necessarily an indication of how the Defensive Core Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 13.69% (for the quarter ended December 31, 2020). The worst performance was -13.95% (for the quarter ended June 30, 2022).

Performance Table Heading	rr_PerformanceTableHeading	Defensive Core Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Defensive Core Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Defensive Core Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot directly invest in an index.

Prior to March 29, 2025, the Defensive Core Fund compared its performance to the MSCI USA ESG Leaders Index. The MSCI USA ESG Leaders Index is designed to measure the performance of the large and mid-cap segments of the U.S. market through investing in U.S. common stocks screened by the Index Provider with regard to certain ESG criteria.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Defensive Core Fund during the periods shown.

Horizon Defensive Core Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Defensive Core Fund is not federally insured or guaranteed by any government agency.
Horizon Defensive Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Defensive Core Fund.
Horizon Defensive Core Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The ability of the Defensive Core Fund to meet its investment objective is directly related to the allocation of the Defensive Core Fund’s assets. Horizon may allocate the Defensive Core Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Defensive Core Fund’s value may be adversely affected.

Horizon Defensive Core Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Defensive Core Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, lead to trading restrictions and halts. During those periods, the Defensive Core Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Defensive Core Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Defensive Core Fund | Quantitative Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. The Risk Assist® strategy relies heavily on quantitative models and the analysis of specific metrics to construct and implement the Risk Assist® strategy portion of the Defensive Core Fund. The impact of these metrics on performance can be difficult to predict. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in determining the weighting of particular investments in the Defensive Core Fund’s portfolio. Any of these factors could cause the Defensive Core Fund to underperform funds with similar strategies that do not utilize quantitative analysis.

Horizon Defensive Core Fund | Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Turnover Risk. As a result of its trading strategies, the Defensive Core Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Defensive Core Fund, and may also result in the realization of short-term capital gains. The Defensive Core Fund must generally distribute realized capital gains to shareholders, increasing the Defensive Core Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Defensive Core Fund | Large Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Defensive Core Fund to underperform investments that focus on small or mid-cap companies.

Horizon Defensive Core Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Defensive Core Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Defensive Core Fund | Fixed Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed-Income Risk. The Defensive Core Fund will be subject to fixed-income risks to the extent that the Defensive Core Fund implements the Risk Assist® strategy. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Defensive Core Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Defensive Core Fund | Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Defensive Core Fund focuses its investments in particular asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those asset classes or sectors may have a significant impact on the Defensive Core Fund’s performance.

Horizon Defensive Core Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Defensive Core Fund | Operational and Technology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Defensive Core Fund’s service providers or counterparties, issuers of securities held by the Defensive Core Fund, or other market participants may adversely affect the Defensive Core Fund and its shareholders, including by causing losses for the Defensive Core Fund or impairing its operations.

Horizon Defensive Core Fund | Risk Assist Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Assist® Strategy Risk. The ability of the Defensive Core Fund to meet its investment objective is directly related to Horizon’s ability to effectively allocate Fund assets to, and otherwise implement, the Risk Assist® strategy. Implementing the Defensive Core Fund’s Risk Assist® strategy may result in periods of time when the Defensive Core Fund is invested primarily (or entirely) in Cash Equivalents (as opposed to equity securities). There can be no guarantee that the Risk Assist® strategy, including the ratchet function, will be successful in preventing losses in the Defensive Core Fund’s portfolio. Because the Risk Assist® strategy may be implemented in stages, the Defensive Core Fund may have market exposure during times when the Risk Assist® strategy is being implemented. To the extent that the Risk Assist® strategy is implemented, the Defensive Core Fund will likely not benefit from capital appreciation or income from the equity markets. To the extent that the Risk Assist® strategy is not implemented in a timely manner, the Defensive Core Fund may underperform. The Defensive Core Fund’s portfolio managers analysis of economic trends, or other matters could be wrong and may not produce desired results.

Horizon Defensive Core Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. When the Defensive Core Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Defensive Core Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by Defensive Core Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Horizon Defensive Core Fund | Domestic Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Domestic Strategy Risk. Because the Defensive Core Fund will invest primarily in securities of U.S. issuers, the Defensive Core Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Defensive Core Fund has exposure, and the Defensive Core Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Defensive Core Fund | Mid-Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Capitalization Company Risk. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Horizon Defensive Core Fund | U.S. Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Defensive Core Fund | Money Market Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Defensive Core Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Horizon Defensive Core Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%	[23]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	14.42%	[23],[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019	[23]
Horizon Defensive Core Fund | MSCI USA ESG Leaders Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.59%	[23]
5 Years	rr_AverageAnnualReturnYear05	14.80%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	14.68%	[23],[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019	[23]
Horizon Defensive Core Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%	[26],[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,309
1 Year	rr_AverageAnnualReturnYear01	22.20%
Since Inception	rr_AverageAnnualReturnSinceInception	13.49%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 08, 2020
Horizon Defensive Core Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESIX	[15]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%	[26],[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,016
Horizon Defensive Core Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HESGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%	[26],[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,134
Annual Return 2020	rr_AnnualReturn2020	21.76%
Annual Return 2021	rr_AnnualReturn2021	27.41%
Annual Return 2022	rr_AnnualReturn2022	(18.83%)
Annual Return 2023	rr_AnnualReturn2023	23.51%
Annual Return 2024	rr_AnnualReturn2024	22.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.95%)
1 Year	rr_AverageAnnualReturnYear01	22.41%
5 Years	rr_AverageAnnualReturnYear05	13.74%
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
Horizon Defensive Core Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.33%
5 Years	rr_AverageAnnualReturnYear05	13.25%
Since Inception	rr_AverageAnnualReturnSinceInception	13.15%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
Horizon Defensive Core Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	10.82%
Since Inception	rr_AverageAnnualReturnSinceInception	10.75%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2019
Horizon Tactical Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Tactical Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Tactical Fixed Income Fund (the “Tactical Income Fund”) is to seek to provide total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Tactical Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Tactical Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Tactical Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Tactical Income Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Tactical Income Fund’s portfolio turnover rate was 316% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	316.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year for the Institutional Class.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Tactical Income Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Tactical Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tactical Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tactical Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Tactical Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Tactical Income Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Tactical Income Fund’s investment objective by allocating to investments across various sectors of the global securities markets. The Tactical Income Fund’s investments will be primarily comprised of fixed and floating rate bonds of U.S. and foreign corporate issuers, both those that are investment-grade and non-investment grade (i.e., high yield or “junk” bonds); debt securities issued by the  U.S. government and its agencies and instrumentalities (collectively, “U.S. Government Securities”); foreign sovereign debt; preferred stocks; convertible bonds; mortgage-backed securities (“MBS”); and bank loan assignments and participations. Horizon may execute the Tactical Income Fund’s strategy by investing in exchange-traded funds (“ETFs”) that invest primarily in the foregoing or by investing directly in individual securities or baskets of securities.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Tactical Income Fund’s portfolio. The Tactical Income Fund’s strategy is primarily driven by a tactical, systematic approach that uses measures of past return and risk to shift the Tactical Income Fund’s holdings towards asset classes determined by Horizon to have high and stable measures of price trends. Depending on market conditions, the Tactical Income Fund may at times focus its investments in particular sectors or areas of the economy. The strategy also incorporates a tactical risk management component that monitors asset class trends on a daily basis, and, if conditions deteriorate, prompts Horizon to reduce the Tactical Income Fund’s exposure to that asset class and allocate to more defensive-oriented investments, including, without limitation, U.S. Government Securities and money market instruments. As a result of the Tactical Income Fund’s tactical risk management strategy, in certain market conditions up to 100% of the Tactical Income Fund’s portfolio may be invested in U.S. Government Securities or money market instruments.

The Tactical Income Fund invests in the securities of non-U.S. issuers, including, without limitation, securities of emerging markets issuers and, while the Tactical Income Fund will invest primarily in U.S. Dollar denominated securities, it may also invest a portion of its assets in non-U.S. Dollar denominated securities. Horizon selects portfolio investments without restriction as to the issuer country, capitalization, currency, maturity or credit quality, and investments are expected to include those rated below investment grade (commonly referred to as “high yield” or “junk” bonds). Potential investments are reviewed for trading efficiency, liquidity, risk/return profile, and fit within overall portfolio diversification needs prior to investment. Horizon generally expects to select individual securities or baskets of securities instead of ETFs when it believes such investments are more cost effective, more operationally efficient or will provide strategic exposure to a specific sector or market segment. Horizon expects to engage in frequent buying and selling of securities to achieve the Tactical Income Fund’s objective.

Under normal circumstances, the Tactical Income Fund invests not less than 80% of the value of its net assets in fixed income investments. Horizon defines fixed income investments as including: (i) any debt or debt-related securities, income producing securities, and other instruments or evidences of indebtedness, including bonds, bills, notes (including structured notes), loans, money market instruments, mortgage and asset backed securities, and preferred stocks, and derivative instruments related thereto; and (ii) ETFs and mutual funds that invest primarily in fixed income investments.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Tactical Income Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in Investor Class shares of the Tactical Income Fund by showing the Tactical Income Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Tactical Income Fund’s average annual returns compare with those of a broad measure of market performance. The Tactical Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Tactical Income Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Tactical Income Fund by showing the Tactical Income Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Tactical Income Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Tactical Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Tactical Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 4.79% (for the quarter ended September 30, 2024). The worst performance was -1.74% (for the quarter ended June 30, 2024).

Performance Table Heading	rr_PerformanceTableHeading	Tactical Income Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Tactical Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Tactical Income Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Defensive Core Fund during the periods shown.

Horizon Tactical Fixed Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Tactical Income Fund is not federally insured or guaranteed by any government agency.
Horizon Tactical Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Tactical Income Fund.
Horizon Tactical Fixed Income Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The ability of the Tactical Income Fund to meet its investment objective is directly related to the allocation of the Tactical Income Fund’s assets. Horizon may allocate the Tactical Income Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Tactical Income Fund’s value may be adversely affected. Horizon’s analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results.

Horizon Tactical Fixed Income Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Tactical Income Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Tactical Fixed Income Fund | ETF Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. To the extent the Tactical Income Fund invests in ETFs, you will indirectly pay fees and expenses charged by the ETFs in addition to the Tactical Income Fund’s direct fees and expenses. As a result, the cost of investing in the Tactical Income Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Tactical Income Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed income securities or foreign currencies.

Horizon Tactical Fixed Income Fund | Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of Net Asset Value (“NAV”); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Tactical Income Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility or reduced liquidity. If the Tactical Income Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Tactical Income Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Horizon Tactical Fixed Income Fund | Quantitative Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. The Tactical Income Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Tactical Income Fund’s portfolio. The impact of these metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular securities in the Tactical Income Fund’s portfolio. Any of these factors could cause the Tactical Income Fund to underperform funds with similar strategies that do not select investments based on quantitative analysis.

Horizon Tactical Fixed Income Fund | Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Turnover Risk. As a result of its trading strategies, the Tactical Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Tactical Income Fund, and may also result in the realization of short-term capital gains. The Tactical Income Fund must generally distribute realized capital gains to shareholders, increasing the Tactical Income Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Tactical Fixed Income Fund | Emerging Markets Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. In addition to the risks generally associated with investing in securities of foreign issuers, countries within emerging markets also may have relatively unstable governments, social and legal systems that do not protect securityholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Horizon Tactical Fixed Income Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk.  Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. Equity securities typically have greater price volatility than fixed income securities. The market price of equity securities owned by the Tactical Income Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Horizon Tactical Fixed Income Fund | Fixed Income Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The value of investments in fixed income securities and securities in which the underlying investments are fixed income securities are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Tactical Income Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Horizon Tactical Fixed Income Fund | Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Tactical Income Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Tactical Income Fund’s performance.

Horizon Tactical Fixed Income Fund | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Tactical Income Fund’s underlying investments are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Horizon Tactical Fixed Income Fund | Foreign Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in securities issued by companies or governments whose location or principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or ETFs focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies and foreign government debt, and the issuers are generally not uniformly bound by consistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of greater price volatility and possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets from foreign markets, political or financial instability, or diplomatic and other developments, which could affect such investments.

Horizon Tactical Fixed Income Fund | High Yield or Junk Bond Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). These investments are considered to be speculative in nature.

Horizon Tactical Fixed Income Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Tactical Fixed Income Fund | Operational and Technology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Tactical Income Fund’s service providers or counterparties, issuers of securities held by the Risk Assist Fund, or other market participants may adversely affect the Tactical Income Fund and its shareholders, including by causing losses for the Tactical Income Fund or impairing its operations.

Horizon Tactical Fixed Income Fund | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Issuers of fixed-income securities may default on their obligations to make interest and principal payments. Generally, securities with lower debt ratings carry a greater risk that the issuer will default on its payment obligations. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) or lower (sometimes referred to as “junk bonds”) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. These securities can also be thinly traded or have restrictions on resale, which can make them difficult to sell or adversely affect their market value.

Horizon Tactical Fixed Income Fund | Interest Rate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. When the Tactical Income Fund invests in bonds (either directly or through underlying investments), the value of your investment in the Tactical Income Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Tactical Income Fund or its underlying investments. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Horizon Tactical Fixed Income Fund | MBS Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MBS Risk. MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity, reducing overall returns.

Horizon Tactical Fixed Income Fund | Non-U.S. Government Debt Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Government Debt Risk. An investment in debt obligations of non-U.S. governments and their political subdivisions (“sovereign debt”) involves special risks that are not present in corporate debt obligations, including increased volatility and possible foreign government interference. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints.

Horizon Tactical Fixed Income Fund | Money Market Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Tactical Income Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund.

Horizon Tactical Fixed Income Fund | Convertible Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Horizon Tactical Fixed Income Fund | Bank Loans Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Bank Loans Risk. The Fund may invest in ETFs that hold bank loans. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions.

Horizon Tactical Fixed Income Fund | U.S. Government Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Horizon Tactical Fixed Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2022
Horizon Tactical Fixed Income Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTFAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[29]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[29],[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,601
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%	[28]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2023
Horizon Tactical Fixed Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTFIX	[15]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[29]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[29],[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
Horizon Tactical Fixed Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTFNX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%	[29]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[29],[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
Annual Return 2023	rr_AnnualReturn2023	1.94%
Annual Return 2024	rr_AnnualReturn2024	1.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.74%)
1 Year	rr_AverageAnnualReturnYear01	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%	[28]
Horizon Tactical Fixed Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)	[28]
Horizon Tactical Fixed Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%	[28]
Horizon Multi-Factor Small/Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Multi-Factor Small/Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Horizon Multi-Factor Small/Mid Cap Fund (the “Multi-Factor Small/Mid Cap Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Multi-Factor Small/Mid Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Multi-Factor Small/Mid Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Multi-Factor Small/Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Multi-Factor Small/Mid Cap Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Multi-Factor Small/Mid Cap Fund’s portfolio turnover rate was 107% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Multi-Factor Small/Mid Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Multi-Factor Small/Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Factor Small/Mid Cap Fund’s operating expenses remain the same (taking into account the contractual expense limitation). The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2026. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Multi-Factor Small/Mid Cap Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Multi-Factor Small/Mid Cap Fund seeks to achieve its investment objective by investing primarily in small and mid-cap U.S. equity securities. In addition, the Fund employs defensive techniques, including strategic portfolio positioning, to achieve lower overall volatility as compared to the market generally.

Under normal circumstances, the Multi-Factor Small/Mid Cap Fund will invest not less than 80% of the value of its net assets in the equity securities of small and mid-cap U.S. issuers. The Multi-Factor Small/Mid Cap Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), generally considers small and mid-cap issuers to be those that are within the range of the S&P 600 and S&P 400 indices, respectively, when purchased.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk by diversifying across stocks that have one or more high quality underlying fundamentals, such as: high profitability and stable earnings; low price variability; low fundamental valuation measures; and high recent price trends. Horizon may add or modify these characteristics as economic conditions change. In constructing the portfolio, Horizon may consider industry and position constraints to ensure sufficient diversification, as determined by Horizon. The Defensive Small/Mid-Cap Fund expects equity securities with the foregoing characteristics in aggregate to have a defensive tilt, and therefore the Defensive Small/Mid-Cap Fund may lag the performance of traditional U.S. Small/Mid-Cap equity markets in strong up markets, but is designed to outperform when U.S. Small/Mid-Cap equity markets decline. The Multi-Factor Small/Mid Cap Fund will primarily invest in common stocks and public real estate investment trusts (“REITs”). Depending on market conditions, the Multi-Factor Small/Mid Cap Fund may at times focus its investments in particular sectors or areas of the economy. The Defensive Small/Mid-Cap Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Options. The Multi-Factor Small/Mid Cap Fund may also buy or write put and call options for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Multi-Factor Small/Mid Cap Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Multi-Factor Small/Mid Cap Fund may involve a “collateralized” strategy more generally, where the Multi-Factor Small/Mid Cap Fund may write put options on a security whose value is collateralized by cash (“cash-secured puts”) or otherwise collateralized by the Fund’s securities.

The Multi-Factor Small/Mid Cap Fund’s option strategies may involve options combinations, such as spreads, straddles and collars. In “spread” transactions, the Multi-Factor Small/Mid Cap Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Multi-Factor Small/Mid Cap Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Multi-Factor Small/Mid Cap Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same exercise price. A “collar” position combines a put option purchased by the Multi-Factor Small/Mid Cap Fund (the right of the Multi-Factor Small/Mid Cap Fund to sell a specific security within a specified period) with a call option that is written by the Multi-Factor Small/Mid Cap Fund (the right of the counterparty to buy the same security) in a single instrument, and the Multi-Factor Small/Mid Cap Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Multi-Factor Small/Mid Cap Fund may engage.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Multi-Factor Small/Mid Cap Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in Investor Class shares of the Multi-Factor Small/Mid Cap Fund by showing the Multi-Factor Small/Mid Cap Fund’s average returns for each calendar year since inception. The Average Annual Total Returns table shows how the Multi-Factor Small/Mid Cap Fund’s average annual returns compare with those of a broad measure of market performance. The Defensive Core Fund’s past performance, before and after taxes, is not necessarily an indication of how the Multi-Factor Small/Mid Cap Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Investor Class shares of the Multi-Factor Small/Mid Cap Fund by showing the Multi-Factor Small/Mid Cap Fund’s average returns for each calendar year since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Defensive Core Fund’s past performance, before and after taxes, is not necessarily an indication of how the Multi-Factor Small/Mid Cap Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of December 31 Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was 12.59% (for the quarter ended March 31, 2024). The worst performance was -1.77% (for the quarter ended June 30, 2024).
Performance Table Heading	rr_PerformanceTableHeading	Multi-Factor Small/Mid Cap Fund Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Multi-Factor Small/Mid Cap Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual U.S. federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Multi-Factor Small/Mid Cap Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan, after-tax returns are not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 1000® Total Return Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark. Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Multi-Factor Small/Mid Cap Fund during the periods shown.

Horizon Multi-Factor Small/Mid Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Multi-Factor Small/Mid Cap Fund is not federally insured or guaranteed by any government agency.
Horizon Multi-Factor Small/Mid Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Multi-Factor Small/Mid Cap Fund.
Horizon Multi-Factor Small/Mid Cap Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The ability of the Multi-Factor Small/Mid Cap Fund to meet its investment objective is directly related to the allocation of the Multi-Factor Small/Mid Cap Fund’s assets. Horizon may allocate the Multi-Factor Small/Mid Cap Fund’s investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Multi-Factor Small/Mid Cap Fund’s value may be adversely affected. Horizon’s analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters could be wrong and may not produce desired results.

Horizon Multi-Factor Small/Mid Cap Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Multi-Factor Small/Mid Cap Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, trade disputes, the spread of infectious illness or other public health issues, geopolitical factors or other external factors, experience periods of high volatility and reduced liquidity, and, in extreme cases, may lead to restrictions and halts. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Horizon Multi-Factor Small/Mid Cap Fund | Options Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The value of an option will fluctuate in response to changes in the value of the underlying security or index. In addition, investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Multi-Factor Small/Mid Cap Fund to potentially significant losses. If the Multi-Factor Small/Mid Cap Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Multi-Factor Small/Mid Cap Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Multi-Factor Small/Mid Cap Fund’s participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Horizon Multi-Factor Small/Mid Cap Fund | Quantitative Model Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. The Multi-Factor Small/Mid Cap Fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the Multi-Factor Small/Mid Cap Fund’s portfolio. The impact of these metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that Horizon may not be successful in selecting companies for investment or determining the weighting of particular securities in the Multi-Factor Small/Mid Cap Fund’s portfolio. Any of these factors could cause the Multi-Factor Small/Mid Cap Fund to underperform funds with similar strategies that do not select investments based on quantitative analysis.

Horizon Multi-Factor Small/Mid Cap Fund | Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Turnover Risk. As a result of its trading strategies, the Multi-Factor Small/Mid Cap Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Multi-Factor Small/Mid Cap Fund, and may also result in the realization of short-term capital gains. The Multi-Factor Small/Mid Cap Fund must generally distribute realized capital gains to shareholders, increasing the Multi-Factor Small/Mid Cap Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Horizon Multi-Factor Small/Mid Cap Fund | Equity Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The prices of equity securities are volatile and may fluctuate in response to many factors. The market price of equity securities owned by the Multi-Factor Small/Mid Cap Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

Horizon Multi-Factor Small/Mid Cap Fund | Focus Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Multi-Factor Small/Mid Cap Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Multi-Factor Small/Mid Cap Fund’s performance.

Horizon Multi-Factor Small/Mid Cap Fund | Inflation Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. As inflation increases, the real value of the Fund’s shares and dividends may decline.

Horizon Multi-Factor Small/Mid Cap Fund | Operational and Technology Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Multi-Factor Small/Mid Cap Fund’s service providers or counterparties, issuers of securities held by the Multi-Factor Small/Mid Cap Fund, or other market participants may adversely affect the Multi-Factor Small/Mid Cap Fund and its shareholders, including by causing losses for the Multi-Factor Small/Mid Cap Fund or impairing its operations.

Horizon Multi-Factor Small/Mid Cap Fund | Real Estate Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Real Estate Risk. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Horizon Multi-Factor Small/Mid Cap Fund | Smaller and Medium Issuer Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Smaller and Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Horizon Multi-Factor Small/Mid Cap Fund | Domestic Strategy Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Domestic Strategy Risk. Because the Multi-Factor Small/Mid Cap Fund will invest primarily in securities of U.S. issuers, the Multi-Factor Small/Mid Cap Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Horizon Multi-Factor Small/Mid Cap Fund | S&P 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.34%
Since Inception	rr_AverageAnnualReturnSinceInception	14.74%	[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2022
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSMBX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,727
1 Year	rr_AverageAnnualReturnYear01	21.45%
Since Inception	rr_AverageAnnualReturnSinceInception	20.01%	[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2023
Horizon Multi-Factor Small/Mid Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSMIX	[15]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,425
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSMNX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[33]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	389
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,539
Annual Return 2023	rr_AnnualReturn2023	23.72%
Annual Return 2024	rr_AnnualReturn2024	21.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.77%)
1 Year	rr_AverageAnnualReturnYear01	21.66%
Since Inception	rr_AverageAnnualReturnSinceInception	22.22%	[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2022
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.76%
Since Inception	rr_AverageAnnualReturnSinceInception	21.64%	[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2022
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.91%
Since Inception	rr_AverageAnnualReturnSinceInception	17.12%	[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2022

[1]	Investor Class shares commenced operations on January 31, 2012. Advisor Class shares commenced operations on September 4, 2015, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.
[2]	“Other Expenses” have been restated to reflect current expenses.
[3]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Allocation Fund and is not a direct expense incurred by the Allocation Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Allocation Fund, the operating expenses set forth in the Allocation Fund’s financial highlights do not include this figure.
[4]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Allocation Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2024 fiscal year.
[5]	Investor Class shares commenced operations on August 29, 2014. Advisor Class shares commenced operations on September 4, 2015, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.
[6]	“Other Expenses” have been restated to reflect current expenses.
[7]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Risk Assist Fund and is not a direct expense incurred by the Risk Assist Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Risk Assist Fund, the operating expenses set forth in the Risk Assist Fund’s financial highlights do not include this figure.
[8]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Risk Assist Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2024 fiscal year.
[9]	Investor Class shares commenced operations on September 30, 2013. Advisor Class shares commenced operations on February 8, 2016, and Institutional Class shares commenced operations on September 9, 2016. Index information is since inception of Investor Class shares.
[10]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Income Fund and is not a direct expense incurred by the Income Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Income Fund, the operating expenses set forth in the Income Fund’s financial highlights do not include this figure.
[11]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Income Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
[12]	Investor Class shares commenced operations on December 28, 2016. Advisor Class shares commenced operations on June 20, 2017. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[13]	“Other Expenses” have been restated to reflect current expenses and are estimated for the current fiscal year for the Institutional Class.
[14]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Equity Premium Income Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2024 fiscal year.
[15]	As of the date of this Prospectus, the Institutional Class shares of the Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Defensive Core Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund have not commenced operations.
[16]	Investor Class shares commenced operations on December 28, 2017. Advisor Class shares commenced operations on February 2, 2018. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[17]	“Other Expenses” have been restated to reflect current expenses and are estimated for the current fiscal year for the Institutional Class.
[18]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Defined Risk Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses. The ratio of expenses to average net assets in the financial highlights also includes interest expense incurred during the 2024 fiscal year.
[19]	Investor Class shares commenced operations on June 26, 2019. Advisor Class shares commenced operations on January 31, 2020. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[20]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[21]	The Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Multi-Factor U.S. Equity Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
[22]	The Multi-Factor U.S. Equity Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), has contractually agreed to waive its fees and reimburse expenses of the Multi-Factor U.S. Equity Fund, at least until March 31, 2026, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund’s trustees that are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.
[23]	Effective March 29, 2025, the S&P 500 has replaced the MSCI USA ESG Leaders Index as the Fund’s primary benchmark index. The Adviser believes that the new index is more appropriate given the Fund’s change in investment strategy.
[24]	Investor Class shares commenced operations on December 26, 2019. Advisor Class shares commenced operations on January 8, 2020. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[25]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[26]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Defensive Core Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
[27]	The Defensive Core Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), has contractually agreed to waive its fees and reimburse expenses of the Defensive Core Fund, at least until March 31, 2026, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.87% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund’s trustees that are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.
[28]	Investor Class shares commenced operations on December 20, 2022. Advisor Class shares commenced operations on March 7, 2023. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[29]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimated for the current fiscal year for the Institutional Class.
[30]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Tactical Income Fund and is not a direct expense incurred by the Tactical Income Fund or deducted from Fund assets.
[31]	Note that the Total Annual Fund Operating Expenses shown in the table above differ from the ratio of expenses to average net assets included in the Tactical Income Fund’s financial highlights section of the Prospectus. The financial highlights reflect operating expenses and include expense reductions from securities lending but exclude indirect expenses.
[32]	Inception date is December 20, 2022 for Investor Class Shares and March 7, 2023 for Advisor Class Shares. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[33]	“Other Expenses” are estimated for the current fiscal year for the Institutional Class.
[34]	The Multi-Factor Small/Mid Cap Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), has contractually agreed to waive its fees and reimburse expenses of the Multi-Factor Small/Mid Cap Fund, at least until March 31, 2026, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.99% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment. This expense waiver agreement can only be terminated by a majority of the Fund’s trustees that are not “interested persons” of the Trust (as defined under the Investment Company Act of 1940, as amended) or a majority of the outstanding shares of the Fund.